Provisions for employee benefits (Tables)	6 Months Ended
Jun. 30, 2024
Provisions for employee benefits.
Schedule of provision balances for employee benefits

	June 30,	December 31,
	2024	2023
	(Unaudited)
Post-employment benefits
Health	11,517,262	11,234,939
Pension	4,272,486	4,013,542
Education	484,188	490,877
Bonds	450,244	424,199
Other plans	162,428	171,786
Termination benefits - Voluntary retirement plan	761,023	828,007
	17,647,631	17,163,350
Social benefits and salaries	913,772	1,109,363
	18,561,403	18,272,713
Current	2,859,345	3,059,204
Non-current	15,702,058	15,213,509
	18,561,403	18,272,713